PILGRIM(R)
---------------------------
FUNDS FOR SERIOUS INVESTORS



                                                              Semi-Annual Report

                                                        Classes A, B, C, T and I
                                                                   June 30, 2000


                                                               U.S. EQUITY FUNDS
                                                    Pilgrim Growth Opportunities
                                                    Pilgrim MidCap Opportunities
                                                  Pilgrim SmallCap Opportunities

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Pilgrim
Funds
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Chairman's Message ...........................     1
            Portfolio Managers' Reports:
            U.S. Equity Funds ............................     2
            Index Descriptions ...........................     8
            Statements of Assets and Liabilities .........    10
            Statements of Operations .....................    12
            Statements of Changes in Net Assets ..........    13
            Financial Highlights .........................    14
            Notes to Financial Statements ................    17
            Portfolios of Investments ....................    23
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Pilgrim
Funds
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                               CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the Pilgrim Funds and Pilgrim Equity Trust. On October 29, 1999, ReliaStar Financial Corp., the indirect parent company of Northstar Investment Management Corporation ("Northstar"), acquired Pilgrim Capital Corporation and its subsidiaries. The Advisor to the Funds, Pilgrim Advisors, Inc. merged into Pilgrim Investments, Inc. on April 30, 2000.

     Our fund family now has 41 funds of varying types which provide core investment choices for the serious investor. There are three U.S. Equity Funds included in this Semi-Annual Report. Seasoned investment professionals at Pilgrim Investments, Inc. manage all of the Funds.

     At Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)


                                        Sincerely,

                                        /s/ Robert W. Stallings

                                        Robert W. Stallings
                                        Chairman
                                        Pilgrim Investments, Inc.
                                        July 31, 2000

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U.S. Equity
Funds
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                                                                       Portfolio
PILGRIM GROWTH OPPORTUNITIES FUND                               Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Mary Lisanti, Executive Vice President and Portfolio Manager.

GOAL: The Growth Opportunities Fund seeks long-term growth of capital by investing primarily in common stock of U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: The first half of 2000 was a particularly difficult time to navigate the financial markets, as volatility reached all-time highs for all major stock indices. Stock performance varied greatly across economic sectors, as well as across small, mid, and large cap equities. All of the major indices reached record highs in the first three months of the year, but they went through a quick, sharp correction early in the second quarter. Bonds were just as erratic as the stock market, as investors struggled to analyze the conflicting influences of the Federal Reserve, the massive repurchase of US treasury debt, and the highest level of oil prices in a decade. However, the overriding theme was the Federal Reserve acting to curb the continued strong growth of the US economy by moving short term interest rates higher.

In the first six months of the year, technology and telecommunications shares drove the market volatility. After recording spectacular gains in January and February, these "new economy" stocks corrected quickly as investors sought protection from a slowing economy and an aggressive Federal Reserve. In this environment, healthcare stocks provided an excellent defensive investment, as the managed care and pharmaceutical sectors outperformed the market. Biotechnology was more volatile than the rest of the healthcare sector, but these stocks staged a significant rally over the final six weeks of the quarter. At the same time, energy and utilities provided support to a market that has become biased against high-growth, high-beta stocks.

Despite the record levels achieved at the outset of the year, 2000 has been a difficult time for investors. All of the major large cap benchmarks are in negative territory for the year, with the Dow Jones Industrials having the worst performance, dropping 9.13% through June. After reaching another record in March, the NASDAQ Composite fell into negative territory and has now lost 2.54% in 2000, while the S&P 500 has fallen 0.42%. However, small and mid cap stocks have been the best performers for the year, with the Russell 2000 Index gaining 3.04% and the S&P Midcap Index jumping 8.98%.

PERFORMANCE: For the six month period ended June 30, 2000 the Fund's Class A shares, excluding sales charges, had provided a total return of 0.78% versus a decline of 0.42% for the S&P 500 for the same period.

PORTFOLIO SPECIFICS: The Fund invests in high-growth, high-beta stocks, which were highly volatile during the period, but the portfolio has undergone substantial diversification to reflect our view that the economy would slow in a rising interest rate environment. While our allocation towards technology and telecommunications remains significant, we continued to broaden our positions into themes such as "Flourishing in the Managed Care Environment," the "Life Sciences Revolution," and "Re-energizing America." We also used the volatility in the market to add to or enter into new positions in the portfolio.

Some of the individual stocks that were significant contributors to performance in the first half of 2000 were Andrew Corp., Sepracor, SDL Inc., and Redback Networks.

MARKET OUTLOOK: We expect that the Federal Reserve's seven rate increases will slow the US economy, creating a more challenging backdrop for investors in the remainder of 2000. The market has already started to broaden from the technology- and telecommunications-driven market of late 1999 and the first quarter of this year. However, this broadening will create a "market of stocks" as opposed to a "stock market," where company performance will vary significantly within specific industries. Competitive positioning and business strategies will differentiate companies, as they deal with secular changes such as globalization and the Internet.

Companies will not be treated equally in the slowing US economy, and the stock market will do the same, creating significant opportunities for active portfolio managers to outperform their benchmarks. The ability to identify companies with consistent earnings growth will be essential to steering through the current economic environment. By blending bottoms-up research and a top-down thematic approach, we believe that we will be able to identify stocks that will flourish in the changing economy. At the same time, we continue to exploit the market volatility to our investors' advantage, using weakness to accumulate or add to positions opportunistically.

Portfolio
Manager's Report                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                                    for the Periods Ended June 30, 2000
                             -------------------------------------------------
                                                           Since
                                                         Inception      Since
                                                          of Class    Inception
                                                         A, B and C   of Class I
                             1 Year    5 Year   10 Year    6/5/95      3/31/97
                             ------    ------   -------    ------      -------
Including Sales Charge:
Class A (1)                  41.82%    29.48%       --     29.92%          --
Class B (2)                  44.54%    30.04%       --     30.52%          --
Class C (3)                  48.49%    30.18%       --     30.59%          --
Class T (4)                  45.48%    30.22%    19.77%       --           --
Class I                      51.04%       --        --        --        40.48%
Excluding Sales Charge:
Class A                      50.48%    31.02%       --     31.44%          --
Class B                      49.39%    30.18%       --     30.59%          --
Class C                      49.46%    30.18%       --     30.59%          --
Class T                      49.37%    30.22%    19.77%       --           --
Class I                      57.04%       --        --        --        40.48%
S&P 500 Index                 7.24%    23.80%    17.80%    23.93%(5)    23.99%

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim Growth Opportunities Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1.00% for the 1 year return.

(4) Reflects deduction of the deferred Class T sales charge of 4.00% for the 1 year return.

(5)  Since inception performance for Index is shown from 6/1/95.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price variability than investing in stocks of larger companies. This Fund may invest in IPO's which may significantly impact performance.

                 See accompanying index descriptions on page 8.

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U.S. Equity
Funds
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                                                                       Portfolio
PILGRIM MIDCAP OPPORTUNITIES FUND                               Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Mary Lisanti, Executive Vice President and Portfolio Manager.

GOAL: The MidCap Opportunities Fund seeks long-term capital appreciation by investing at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: The first half of 2000 was a particularly difficult time to navigate the financial markets, as volatility reached all-time highs for all major stock indices. Stock performance varied greatly across economic sectors, as well as across small, mid, and large cap equities. All of the major indices reached record highs in the first three months of the year, but they went through a quick, sharp correction early in the second quarter. Bonds were just as erratic as the stock market, as investors struggled to analyze the conflicting influences of the Federal Reserve, the massive repurchase of US treasury debt, and the highest level of oil prices in a decade. However, the overriding theme was the Federal Reserve acting to curb the continued strong growth of the US economy by moving short term interest rates higher.

In the first six months of the year, technology and telecommunications shares drove the market volatility. After recording spectacular gains in January and February, these "new economy" stocks corrected quickly as investors sought protection from a slowing economy and an aggressive Federal Reserve. In this environment, healthcare stocks provided an excellent defensive investment, as the managed care and pharmaceutical sectors outperformed the market. Biotechnology was more volatile than the rest of the healthcare sector, but these stocks staged a significant rally over the final six weeks of the quarter. At the same time, energy and utilities provided support to a market that has become biased against high-growth, high-beta stocks.

Despite the record levels achieved at the outset of the year, 2000 has been a difficult time for investors. All of the major large cap benchmarks are in negative territory for the year, with the Dow Jones Industrials having the worst performance, dropping 9.13% through June. After reaching another record in March, the NASDAQ Composite fell into negative territory and has now lost 2.54% in 2000, while the S&P 500 has fallen 0.42%. However, small and mid cap stocks have been the best performers for the year, with the Russell 2000 Index gaining 3.04% and the S&P Midcap Index jumping 8.98%.

PERFORMANCE: For the six month period ended June 30, 2000 the Fund's Class A shares, excluding sales charges, provided a total return of 10.71%, versus 8.98% for the Midcap 400 Index for the same period.

PORTFOLIO SPECIFICS: The Fund invests in high-growth, high-beta stocks, which were highly volatile during the period, but the portfolio has been diversified substantially since the beginning of the year to reflect our view that the economy would slow in a rising interest rate environment. While exposure to technology stocks remains significant, it is clearly more selective, and the Fund continued to increase weightings in themes such as "Flourishing in the Managed Care Environment," the "Life Sciences Revolution," and "Re-energizing America." We also used the volatility in the market to add to or enter into new positions in the portfolio.

Some of the individual stocks that were significant contributors to performance in the first half of 2000 were Cephalon, Ditech Communications, Mercury Interactive, and Siebel Systems.

MARKET  OUTLOOK:  We expect that the Federal  Reserve's rate increases will slow the US  economy,  creating a more  challenging  backdrop  for  investors  in the remainder of 2000. The market has already started to broaden from the technology- and telecommunications-driven market of late 1999 and the first quarter of this year. However, this broadening will create a "market of stocks" as opposed to a "stock market," where company performance will vary significantly within specific industries. Competitive positioning and business strategies will differentiate companies, as they deal with secular changes such as globalization and the Internet.

Companies will not be treated equally in the slowing US economy, and the stock market will do the same, creating significant opportunities for active portfolio managers to outperform their benchmarks. The ability to identify companies with consistent earnings growth will be essential to steering through the current economic environment. By blending bottoms-up research and a top-down thematic approach, we believe that we will be able to identify stocks that will flourish in the changing economy. At the same time, we are seeking to continue to exploit the market volatility to our investors' advantage, using weakness to accumulate or add to positions opportunistically.

Portfolio
Manager's Report                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
                                 Average Annual Total Returns for the
                                      Periods Ended June 30, 2000
                                 -------------------------------------
                                                   Since Inception
                                                of Class A, B, C and I
                                    1 Year             8/20/98
                                    ------             -------
Including Sales Charge:
  Class A (1)                        59.70%             72.21%
  Class B (2)                        62.82%             75.49%
  Class C (3)                        66.77%             76.51%
  Class I                            69.59%             78.20%
Excluding Sales Charge:
  Class A                            69.44%             77.79%
  Class B                            67.82%             76.81%
  Class C                            67.77%             76.51%
  Class I                            69.59%             78.20%
S&P MidCap 400 Index                 16.96%             35.77%(4)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim MidCap Opportunities Fund against the S&P MidCap 400 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1.00% for the 1 year return.

(4)  Since inception performance for Index is shown from 8/31/98.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price variability than investing in stocks of larger companies. This Fund may invest in IPO's which may significantly impact performance. Securities of mid-size companies may be more susceptible to price savings than investments in larger companies.

                 See accompanying index descriptions on page 8.

-----------
U.S. Equity
Funds
-----------
                                                                       Portfolio
PILGRIM SMALLCAP OPPORTUNITIES FUND                             Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO  MANAGEMENT: Mary  Lisanti,  Executive  Vice  President  and Portfolio
Manager

GOAL: The SmallCap Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: The first half of 2000 was a particularly difficult time to navigate the financial markets, as volatility reached all-time highs for all major stock indices. Stock performance varied greatly across economic sectors, as well as across small, mid, and large cap equities. All of the major indices reached record highs in the first three months of the year, but they went through a quick, sharp correction early in the second quarter. Bonds were just as erratic as the stock market, as investors struggled to analyze the conflicting influences of the Federal Reserve, the massive repurchase of US treasury debt, and the highest level of oil prices in a decade. However, the overriding theme was the Federal Reserve acting to curb the continued strong growth of the US economy by moving short term interest rates higher.

In the first six months of the year, technology and telecommunications shares drove the market volatility. After recording spectacular gains in January and February, these "new economy" stocks corrected quickly as investors sought protection from a slowing economy and an aggressive Federal Reserve. In this environment, healthcare stocks provided an excellent defensive investment, as the managed care and pharmaceutical sectors outperformed the market. Biotechnology was more volatile than the rest of the healthcare sector, but these stocks staged a significant rally over the final six weeks of the quarter. At the same time, energy and utilities provided support to a market that has become biased against high-growth, high-beta stocks.

Despite the record levels achieved at the outset of the year, 2000 has been a difficult time for investors. All of the major large cap benchmarks are in negative territory for the year, with the Dow Jones Industrials having the worst performance, dropping 9.13% through June. After reaching another record in March, the NASDAQ Composite fell into negative territory and has now lost 2.54% in 2000, while the S&P 500 has fallen 0.42%. However, small and mid cap stocks have been the best performers for the year, with the Russell 2000 Index gaining 3.04% and the S&P Midcap Index jumping 8.98%.

PERFORMANCE: For the six month period ended June 30, 2000 the Fund's Class A shares, excluding sales charges, provided a total return of 7.78% versus 3.04% for the Russell 2000 Index for the same period.

PORTFOLIO SPECIFICS: The Fund invests in high-growth, high-beta stocks, which were highly volatile during the period, but the portfolio has been diversified substantially to reflect our view that the economy would slow in response to rising interest rates. While our allocation towards technology sectors such as the "Ubiquitous Semiconductor" remains significant, we continued to broaden our positions into themes such as "Flourishing in the Managed Care Environment" and the "Life Sciences Revolution." We also used the volatility in the market to add to or enter into new positions in the portfolio.

Some of the most significant individual contributors to performance in the first half of the year were Celgene, COR Therapeutics, TriQuint Semiconductor, and Natural Microsystems.

MARKET  OUTLOOK:  We expect that the Federal  Reserve's rate increases will slow the US  economy,  creating a more  challenging  backdrop  for  investors  in the remainder of 2000. The market has already started to broaden from the technology- and telecommunications-driven market of late 1999 and the first quarter of this year. However, this broadening will create a "market of stocks" as opposed to a "stock market," where company performance will vary significantly within specific industries. Competitive positioning and business strategies will differentiate companies, as they deal with secular changes such as globalization and the Internet.

Companies will not be treated equally in the slowing US economy, and the stock market will do the same, creating significant opportunities for active portfolio managers to outperform their benchmarks. The ability to identify companies with consistent earnings growth will be essential to steering through the current economic environment. By blending bottoms-up research and a top-down thematic approach, we believe that we will be able to identify stocks that will flourish in the changing economy. At the same time, we continue to exploit the market volatility to our investors' advantage, using weakness to accumulate or add to positions opportunistically.

Portfolio
Manager's Report                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                          Average Annual Total Returns
                                       for the Periods Ended June 30, 2000
                            ----------------------------------------------------
                                                           Since
                                                          Inception     Since
                                                          of Class    Inception
                                                         A, B and C   of Class I
                            1 Year    5 Year   10 Year     6/5/95       4/1/99
                            ------    ------   -------     ------       ------
Including Sales Charge:
  Class A (1)              100.51%   30.81%       --       32.17%           --
  Class B (2)              106.28%   31.30%       --       32.74%           --
  Class C (3)              110.19%   31.41%       --       32.78%           --
  Class T (4)              107.58%   31.58%    21.58%         --            --
  Class I                  113.53%      --        --          --        104.01%
Excluding Sales Charge:
  Class A                  112.73%   32.36%       --       33.72%           --
  Class B                  111.28%   31.43%       --       32.81%           --
  Class C                  111.19%   31.41%       --       32.78%           --
  Class T                  111.58%   31.58%    21.58%         --            --
  Class I                  113.53%      --        --          --        104.01%
Russell 2000 Index          14.32%   14.27%    13.56%      15.16%(5)     24.95%

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim SmallCap Opportunities Fund against the Russell 2000 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1.00% for the 1 year return.

(4) Reflects deduction of the deferred Class T sales charge of 4.00% for the 1 year return.

(5)  Since inception performance for Index is shown from 6/1/95.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price variability than investing in stocks of larger companies. This Fund may invest in IPO's which may significantly impact performance.

                 See accompanying index descriptions on page 8.

-------
Pilgrim
Funds
-------
                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks.

The Russell 2000 Index is an unmanaged index that measures the performance of 2000 small companies.

The NASDAQ Composite Index is an unmanaged index that measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market. The index is market-value weighted.

The S&P MidCap Index is an unmanaged index that measures the performance of 800 smaller companies.

The S&P Mid Cap 400 Index is an unmanaged index which measures the performance of the mid-size company segment of the U.S. market.

The Dow Jones Industrial Average is an unmanaged index comprised of 30 stocks that are major factors in their industries and widely held by individuals and institutional investors.

                An investor cannot invest directly in an index.

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
-------
Pilgrim
Funds
-------

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                              Pilgrim          Pilgrim           Pilgrim
                                                               Growth           MidCap           SmallCap
                                                           Opportunities     Opportunities     Opportunities
                                                           -------------     -------------     -------------
ASSETS:
 Investments in securities, at market value
  (cost $612,790,776, $105,026,805, $472,609,746
   respectively)                                           $ 759,941,124     $ 143,706,519     $ 696,236,705
 Repurchase agreements                                        33,533,000         3,900,000         6,123,000
 Cash                                                              2,517               975               100
 Receivable for investments sold                              15,001,397         1,610,235        10,211,605
 Receivable for shares of beneficial interest sold            17,333,201           683,864           473,268
 Dividends and interest receivable                               272,507            19,237            26,195
 Prepaid expenses                                                102,413            38,100           103,498
                                                           -------------     -------------     -------------
    Total Assets                                             826,186,159       149,958,930       713,174,371
                                                           -------------     -------------     -------------
LIABILITIES:
 Payable for investments purchased                            34,631,101           121,289        11,289,539
 Investment advisory fee payable                                 460,208           118,694           409,087
 Payable for shares of beneficial interest reacquired          8,182,423            24,100           937,329
 Distribution fees payable                                       376,697            45,686           433,294
 Administrative service fees payable                              60,046            11,783            46,357
 Transfer agent fees payable                                     103,836             6,995           233,341
 Other accrued expenses and liabilities                          291,896            35,096            57,970
                                                           -------------     -------------     -------------
    Total Liabilities                                         44,106,207           363,643        13,406,917
                                                           -------------     -------------     -------------
NET ASSETS                                                 $ 782,079,952     $ 149,595,287     $ 699,767,454
                                                           =============     =============     =============
NET ASSETS CONSIST OF:
 Paid in capital for shares of beneficial interest,
  $0.01 par value outstanding (unlimited shares
  authorized)                                              $ 627,678,768     $ 104,551,913     $ 397,860,986
 Accumulated net investment loss                              (2,780,007)         (711,316)       (4,501,533)
 Accumulated net realized gain on investments                 10,030,843         7,074,976        82,781,042
 Net unrealized appreciation of investments                  147,150,348        38,679,714       223,626,959
                                                           -------------     -------------     -------------
 Net Assets                                                $ 782,079,952     $ 149,595,287     $ 699,767,454
                                                           =============     =============     =============

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                        Pilgrim           Pilgrim          Pilgrim
                                                         Growth            MidCap         SmallCap
                                                      Opportunities    Opportunities    Opportunities
                                                      -------------    -------------    -------------
Class A:
 Net Assets                                           $214,415,962     $ 21,821,005     $200,519,311
 Shares outstanding                                      6,414,489          925,611        3,134,517
 Net asset value and redemption value per share
  (net assets/shares outstanding)                     $      33.43     $      23.57     $      63.97
 Maximum offering price per share
  (net asset value plus sales charge
  of 5.75% of offering price)                         $      35.47     $      25.01     $      67.87

Class B:
 Net Assets                                           $231,445,288     $ 29,384,168     $331,731,146
 Shares outstanding                                      7,267,993        1,261,083        5,411,898
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                     $      31.84     $      23.30     $      61.30

Class C:
 Net Assets                                           $122,321,442     $ 21,758,204     $135,623,455
 Shares outstanding                                      3,834,868          937,344        2,215,945
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                     $      31.90     $      23.21     $      61.20
Class T:
 Net Assets                                           $ 68,486,305              N/A     $ 30,429,149
 Shares outstanding                                      2,134,615              N/A          493,272
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                     $      32.08              N/A     $      61.69
Class I:
 Net Assets                                           $134,290,246     $ 75,421,982     $        307
 Shares outstanding                                      3,938,028        3,184,685                5
 Net asset value, offering price and redemption
  price per share (net assets/shares outstanding)     $      34.10     $      23.68     $      64.22(2)

Class Q:
 Net Assets                                           $ 11,120,709     $  1,209,928     $  1,464,086
 Shares outstanding                                        332,653           51,314           22,879
 Net asset value, offering price and redemption
  price per share (net assets/shares outstanding)     $      33.43     $      23.58     $      63.99

----------
(1) Redemption price per share varies with length of time Class B, C and T shares are held.
(2) Actual net asset value differs from calculated net asset value due to rounding.

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                  Pilgrim          Pilgrim          Pilgrim
                                                   Growth           MidCap          SmallCap
                                                Opportunities    Opportunities    Opportunities
                                                 -----------      -----------      ------------
INVESTMENT INCOME:
Dividends                                        $ 1,592,352      $   111,735      $    227,242
Interest                                             710,008          189,966         1,521,459
                                                 -----------      -----------      ------------
Total investment income                            2,302,360          301,701         1,748,701
                                                 -----------      -----------      ------------
EXPENSES:
Investment advisory fees                           2,301,487          629,654         2,534,971
Distribution fees:
 Class A                                             255,561           23,867           283,567
 Class B                                             811,211          105,339         1,647,693
 Class C                                             354,656           74,292           624,219
 Class T                                             347,182              n/a           152,859
 Class Q                                               2,147              435               480
Administrative service fees                          306,865           62,965           337,996
Transfer agent fees and expenses                     256,757           36,635           407,385
Registration fees                                    157,397           21,940            27,332
Accounting and custodian fees                        110,471           18,890            84,499
Printing and postage                                  92,059           12,593            91,259
Miscellaneous                                         60,548            8,571            41,685
Professional fees                                     20,930           12,740            11,193
Trustee fees                                           5,096            5,096             5,096
                                                 -----------      -----------      ------------
    Total expenses                                 5,082,367        1,013,017         6,250,234
                                                 -----------      -----------      ------------
       Net investment loss                        (2,780,007)        (711,316)       (4,501,533)
                                                 -----------      -----------      ------------
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
 Net realized gain (loss) on investments           1,988,313        2,803,514       (12,547,711)
 Net change in unrealized appreciation
  (depreciation) of investments                   (7,179,265)       5,895,547        34,800,263
                                                 -----------      -----------      ------------
    Net realized and unrealized gain (loss)
     from investments                             (5,190,952)       8,699,061        22,252,552
                                                 -----------      -----------      ------------
       NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                $(7,970,959)     $ 7,987,745      $ 17,751,019
                                                 ===========      ===========      ============

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  Pilgrim Growth Opportunities      Pilgrim MidCap Opportunities
                                               ---------------------------------  ---------------------------------
                                               Six Months Ended    Year Ended     Six Months Ended     Year Ended
                                                June 30, 2000      December 31,     June 30, 2000      December 31,
                                                 (Unaudited)          1999           (Unaudited)          1999
                                                -------------     -------------     -------------     -------------
FROM OPERATIONS:
  Net investment loss                           $  (2,780,007)    $  (2,696,734)    $    (711,316)    $    (533,884)
  Net realized gain (loss) on investments           1,988,313        99,757,033         2,803,514        15,933,086
  Net change in unrealized appreciation
    (depreciation) of investments                  (7,179,265)       83,704,065         5,895,547        23,414,702
                                                -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations                      (7,970,959)      180,764,364         7,987,745        38,813,904
                                                -------------     -------------     -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain from investments                       --      (103,343,720)               --       (10,428,057)
                                                -------------     -------------     -------------     -------------
  Total distributions                                      --      (103,343,720)               --       (10,428,057)
                                                -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                478,629,127       138,399,126        67,422,738        15,834,997
  Net asset value of shares resulting
    from dividend reinvestment                             --        94,714,507                --        10,198,746
                                                -------------     -------------     -------------     -------------
                                                  478,629,127       233,113,633        67,422,738        26,033,743
  Cost of shares redeemed                        (115,873,722)      (64,957,986)      (12,871,992)       (1,640,736)
                                                -------------     -------------     -------------     -------------
Net increase in net assets resulting
  from capital share transactions                 362,755,405       168,155,647        54,550,746        24,393,007
                                                -------------     -------------     -------------     -------------
Net increase in net assets                        354,784,466       245,576,291        62,538,491        52,778,854
NET ASSETS:
  Beginning of period                             427,295,506       181,719,215        87,056,796        34,277,942
                                                -------------     -------------     -------------     -------------
  End of period                                 $ 782,079,952     $ 427,295,506     $ 149,595,287     $  87,056,796
                                                =============     =============     =============     =============
  Accumulated net investment loss               $  (2,780,007)               --     $    (711,316)               --
                                                =============     =============     =============     =============

                                           Pilgrim SmallCap Opportunities
                                          ---------------------------------
                                          Six Months Ended     Year Ended
                                            June 30, 2000      December 31,
                                             (Unaudited)          1999
                                            -------------     -------------
FROM OPERATIONS:
  Net investment loss                       $  (4,501,533)    $  (4,533,770)
  Net realized gain (loss) on investments     (12,547,711)      148,711,313
  Net change in unrealized appreciation
    (depreciation) of investments              34,800,263       125,857,120
                                            -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations                  17,751,019       270,034,663
                                            -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain from investments                   --       (49,037,189)
                                            -------------     -------------
  Total distributions                                  --       (49,037,189)
                                            -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares            394,802,459       120,520,056
  Net asset value of shares resulting
    from dividend reinvestment                         --        33,630,861
                                            -------------     -------------
                                              394,802,459       154,150,917
  Cost of shares redeemed                    (207,055,004)      (98,356,454)
                                            -------------     -------------
Net increase in net assets resulting
  from capital share transactions             187,747,455        55,794,463
                                            -------------     -------------
Net increase in net assets                    205,498,474       276,791,937
NET ASSETS:
  Beginning of period                         494,268,980       217,477,043
                                            -------------     -------------
  End of period                             $ 699,767,454     $ 494,268,980
                                            =============     =============
  Accumulated net investment loss           $  (4,501,533)               --
                                            =============     =============

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM GROWTH OPPORTUNITIES FUND (UNAUDITED)                         Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                      Six Months                      Class A
                                                        Ended                  Year ended December 31,
                                                    June 30, 2000   ------------------------------------------
                                                     (Unaudited)    1999     1998     1997     1996    1995(1)
                                                     -----------    ----     ----     ----     ----    -------
Operating performance:
 Net asset value, beginning of the period       $      33.17        26.06    21.26    17.92    15.53     17.59
 Net investment income (loss)                   $         --        (0.15)   (0.08)    0.03     0.02      0.08
 Net realized and unrealized gain
  on investments                                $       0.26        20.10     5.09     4.16     3.18      1.95
 Total from investment operations               $       0.26        19.95     5.01     4.19     3.20      2.03
 Dividends from net investment income           $         --           --       --       --       --     (0.10)
 Distributions from net realized gain           $         --       (12.84)   (0.21)   (0.85)   (0.81)    (3.99)
 Total distributions                            $         --       (12.84)   (0.21)   (0.85)   (0.81)    (4.09)
 Net asset value, end of the period             $      33.43        33.17    26.06    21.26    17.92     15.53
 Total return(2)                                %       0.78        93.26    23.61    23.59    20.54     11.55
Ratios and supplemental data:
 Net assets at the end of the period (000s)     $    214,416      101,260   29,358    9,334    4,750     1,355
 Ratio of expenses to average net
  assets after reimbursement                    %       1.39(3)      1.39     1.37     1.37      150      1.42
 Ratio of expenses to average net
  assets prior to expense
  reimbursement                                 %       1.39(3)      1.39     1.37     1.40     1.56      1.42
Ratio of net investment income
 (loss) to average net assets                   %      (0.62)(3)    (0.98)   (0.47)    0.04     0.11      0.63
Portfolio turnover                              %        151          286       98       32       62       134


                                                Six Months                        Class B
                                                   Ended                   Year ended December 31,
                                               June 30, 2000     -------------------------------------------
                                                (Unaudited)      1999     1998     1997     1996    1995(1)
                                                -----------      ----     ----     ----     ----    -------
Operating performance:
 Net asset value, beginning of the period       $    31.70       25.46    20.93    17.76    15.50    17.59
 Net investment income (loss)                   $    (0.04)      (0.18)   (0.23)   (0.15)   (0.06)    0.06
 Net realized and unrealized gain
  on investments                                $     0.18       19.26     4.97     4.17     3.13     1.92
 Total from investment operations               $     0.14       19.08     4.74     4.02     3.07     1.98
 Dividends from net investment income           $       --          --       --       --       --    (0.08)
 Distributions from net realized gain           $       --      (12.84)   (0.21)   (0.85)   (0.81)   (3.99)
 Total distributions                            $       --      (12.84)   (0.21)   (0.85)   (0.81)   (4.07)
 Net asset value, end of the period             $    31.84       31.70    25.46    20.93    17.76    15.50
 Total return(2)                                %     0.44       91.84    22.69    22.84    19.74    11.27
Ratios and supplemental data:
 Net assets at the end of the period (000s)     $  231,445      88,305   15,480    8,815    4,444    1,987
 Ratio of expenses to average net
  assets after reimbursement                    %     2.10        2.10     2.13     2.14     2.20     2.07
 Ratio of expenses to average net
  assets prior to expense
  reimbursement                                 %     2.10        2.10     2.13     2.14     2.24     2.07
Ratio of net investment income
 (loss) to average net assets                   %    (1.35)(3)   (1.69)   (1.26)   (0.95)   (0.55)    0.06
Portfolio turnover                              %      151         286       98       32       62      134


                                                     Six Months                       Class C
                                                       Ended                   Year ended December 31,
                                                   June 30, 2000    ------------------------------------------
                                                    (Unaudited)     1999     1998     1997     1996    1995(1)
                                                    -----------     ----     ----     ----     ----    -------
Operating performance:
 Net asset value, beginning of the period         $    31.75        25.48    20.91    17.76    15.50    17.59
 Net investment income (loss)                     $    (0.04)       (0.10)   (0.27)   (0.13)   (0.05)    0.04
 Net realized and unrealized gain
  on investments                                  $     0.19        19.21     5.05     4.13     3.12     1.92
 Total from investment operations                 $     0.15        19.11     4.78     4.00     3.07     1.96
 Dividends from net investment income             $       --           --       --       --       --    (0.06)
 Distributions from net realized gain             $       --       (12.84)   (0.21)   (0.85)   (0.81    (3.99)
 Total distributions                              $       --       (12.84)   (0.21)   (0.85)   (0.81    (4.05)
 Net asset value, end of the period               $    31.90        31.75    25.48    20.91    17.76    15.50
 Total return(2)                                  %     0.47        91.90    22.90    22.73    19.74    11.17
Ratios and supplemental data:
 Net assets at the end of the period (000s)       $  122,321       21,006    1,625    1,152      365       69
 Ratio of expenses to average net assets
  after reimbursement                             %     2.10(3)      2.10     2.13     2.17     2.20     2.11
 Ratio of expenses to average net assets
  prior to expense reimbursement                  %     2.10(3)      2.10     2.13     2.17     2.35     2.11
 Ratio of net investment income (loss) to
  average net assets                              %    (1.35)(3)    (1.69)   (1.24)   (1.00)   (0.57     0.02
 Portfolio turnover                               %      151          286       98       32       62      134


                                                   Six Months                        Class T
                                                     Ended                     Year ended December 31,
                                                 June 30, 2000     --------------------------------------------
                                                   (Unaudited)     1999       1998      1997      1996     1995
                                                   -----------     ----       ----      ----      ----     ----
Operating performance:
 Net asset value, beginning of the period       $       31.93      25.59      21.02     17.82     15.53    15.75
 Net investment income (loss)                   $       (0.31)     (0.39)     (0.36)    (0.17)    (0.06)    0.07
 Net realized and unrealized gain
  on investments                                $        0.46      19.57       5.14      4.22      3.16     3.77
 Total from investment operations               $        0.15      19.18       4.78      4.05      3.10     3.84
 Dividends from net investment income           $          --         --         --        --        --    (0.07)
 Distributions from net realized gain           $          --     (12.84)     (0.21)    (0.85)    (0.81)   (3.99)
 Total distributions                            $          --     (12.84)     (0.21)    (0.85)    (0.81)   (4.06)
 Net asset value, end of the period             $       32.08      31.93      25.59     21.02     17.82    15.53
 Total return(2)                                %        0.47      91.72      22.79     22.94     19.90    24.40
Ratios and supplemental data:
 Net assets at the end of the period (000s)     $      68,486     83,772     52,023    73,674    70,406   76,343
 Ratio of expenses to average net assets
  after reimbursement                           %        2.03       2.03       2.05      2.03      2.00     2.00
 Ratio of expenses to average net assets
  prior to expense reimbursement                %        2.03       2.03       2.05      2.03      2.04     2.00
 Ratio of net investment income (loss) to
  average net assets                            %       (1.31)(3)  (1.62)     (1.19)    (0.81)    (3.05)    0.37
 Portfolio turnover                             %         151        286         98        32        62      134

                                                                               Class I
                                                     Six Months         Year ended December 31,
                                                       Ended         -----------------------------
                                                    June 30, 2000    1999        1998      1997(1)
                                                    -------------    ----        ----      -------
Operating performance:
 Net asset value, beginning of the period       $      33.76          26.28       21.36      17.90
 Net investment income (loss)                   $      (0.05)         (0.17)      (0.05)      0.01
 Net realized and unrealized gain
  on investments                                $       0.39          20.49        5.18       4.30
 Total from investment operations               $       0.34          20.32        5.13       4.31
 Dividends from net investment income           $         --             --          --         --
 Distributions from net realized gain           $         --         (12.84)      (0.21)     (0.85)
 Total distributions                            $         --         (12.84)      (0.21)     (0.85)
 Net asset value, end of the period             $      34.10          33.76       26.28      21.36
 Total return(2)                                %       1.01          93.86       24.06      24.29
Ratios and supplemental data:
 Net assets at the end of the period (000s)     $    134,290        132,953      83,233    113,529
 Ratio of expenses to average net assets
  after reimbursement                           %       1.00           1.00        1.00       1.02
 Ratio of expenses to average net assets
  prior to expense reimbursement                %        1.00          1.00        1.00       1.02
 Ratio of net investment income (loss) to
  average net assets                            %      (0.28)(3)      (0.61)      (0.13)      0.08
 Portfolio turnover                             %        151            286          98         32

----------
(1) Class A, B and C commenced operations on June 5, 1995 and Class I commenced operations on March 31, 1997.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements

Financial
Highlights                         PILGRIM MIDCAP OPPORTUNITIES FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                    Class A                            Class B
                                                 Six Months        Year ended        Six Months       Year ended
                                                   Ended             Dec. 31,          Ended           Dec. 31,
                                                June 30, 2000    ---------------   June 30, 2000   ----------------
                                                 (Unaudited)     1999    1998(1)    (Unaudited)    1999     1998(1)
                                                 -----------     ----    -------    -----------    ----     -------
Operating performance
 Net asset value, beginning of the period     $     21.29       12.96     10.00        21.12        12.97     10.00
 Net investment loss                          $     (0.04)      (0.09)    (0.03)       (0.11)       (0.07)    (0.03)
 Net realized and unrealized gain
  on investments                              $      2.32       12.01      2.99         2.29        11.81      3.00
 Total from investment operations             $      2.28       11.92      2.96         2.18        11.74      2.97
 Distributions from net realized gain         $        --       (3.59)       --           --        (3.59)       --
 Total distributions                          $        --       (3.59)       --           --        (3.59)       --
 Net asset value, end of the period           $     23.57       21.29     12.96        23.30        21.12     12.97
 Total return(2):                             %     10.71      103.24     29.60        10.32       101.73     29.70
Ratios and supplemental data
 Net assets, end of the period (000s)         $     21,821       6,291       610      29,384        8,252       140
 Ratio of expenses to average net
  assets after reimbursement                  %      1.63        1.74      1.80         2.33         2.40      2.50
 Ratio of expenses to average net assets
  prior to expense reimbursement              %      1.63        1.74      2.42          2.33         2.40      3.27
Ratio of net investment loss to
  average net assets                          %     (1.15)      (1.34)    (1.10)(3)     (1.85)       (2.00)    (2.05)(3)
Portfolio turnover                            %        78         201        61            78          201        61

                                                                       Class C                             Class I
                                                  Six Months         Year ended         Six Months       Year ended
                                                     Ended             Dec. 31,            Ended           Dec. 31,
                                                 June 30, 2000     ----------------    June 30, 2000   ----------------
                                                  (Unaudited)      1999     1998(1)     (Unaudited)    1999     1998(1)
                                                  -----------      ----     -------     -----------    ----     -------
Operating performance
 Net asset value, beginning of the period     $      21.03         12.96    10.00         21.34        12.99      10.00
 Net investment loss                          $      (0.09)        (0.07)   (0.04)        (0.09)       (0.15)     (0.02)
 Net realized and unrealized gain
  on investments                              $       2.27         11.73     3.00          2.43        12.09       3.01
 Total from investment operations             $       2.18         11.66     2.96          2.34        11.94       2.99
 Distributions from net realized gain         $         --         (3.59)      --            --        (3.59)        --
 Total distributions                          $         --         (3.59)      --            --        (3.59)        --
 Net asset value, end of the period           $      23.21         21.03    12.96         23.68        21.34      12.99
 Total return(2):                             %      10.37        101.16    29.60         10.97       103.19      29.90
Ratios and supplemental data
 Net assets, end of the period (000s)         $     21,578         4,560       87        75,422       67,954     33,441
 Ratio of expenses to average net
  assets after reimbursement                  %       2.40          2.36     2.50          1.33         1.41       1.50
 Ratio of expenses to average net assets
  prior to expense reimbursement              %       2.33          2.36     3.22          1.25         1.41       2.01
Ratio of net investment loss to
  average net assets                          %      (1.83)        (1.98)   (2.04)(3)     (0.78)       (1.04)     (0.70)
Portfolio turnover                            %         78           201       61            78          201         61

----------
(1)  Class A, B, C and I commenced operations on August 20, 1998.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM SMALLCAP OPPORTUNITIES FUND (UNAUDITED)                       Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                         Six Months                        Class A
                                                           Ended                    Year Ended December 31,
                                                       June 30, 2000   ---------------------------------------------
                                                        (Unaudited)    1999      1998      1997      1996    1995(1)
                                                        -----------    ----      ----      ----      ----    -------
Operating performance:
 Net asset value, beginning of the period         $       59.35        29.00     27.77     24.72     20.92    19.56
 Net investment loss                              $       (0.13)       (0.32)    (0.27)    (0.02)    (0.04)   (0.09)
 Net realized and unrealized gain
  on investments                                  $        4.75        38.23      2.23      3.68      3.84     2.48
 Total from investment operations                 $        4.62        37.91      1.96      3.66      3.80     2.39
 Distributions from net realized gain             $          --        (7.56)    (0.73)    (0.61)       --    (1.03)
 Total distributions                              $          --        (7.56)    (0.73)    (0.61)       --    (1.03)
 Net asset value, end of the period               $       63.97        59.35     29.00     27.77     24.72    20.92
 Total return(2)                                  %        7.78       146.94      7.59     14.92     18.16    12.20
Ratios and supplemental data:
 Net assets at the end of the period (000s)       $     200,519      123,377    45,461    78,160    65,660    2,335
 Ratio of expenses to average net assets
  after reimbursement                             %        1.31         1.43      1.47      1.43      1.46     1.50
 Ratio of expenses to average net assets
  prior to expense reimbursement                  %        1.31         1.43      1.47      1.43      1.47     1.50
 Ratio of net investment loss to
  average net assets                              %       (0.80)       (1.21)    (0.70)    (0.07)    (0.30)   (0.91)
 Portfolio turnover                               %          64          223       257       175       140       71


                                                      Six Months                            Class B
                                                         Ended                       Year Ended December 31,
                                                     June 30, 2000    ------------------------------------------------
                                                      (Unaudited)     1999      1998       1997       1996     1995(1)
                                                      -----------     ----      ----       ----       ----     -------
Operating performance:
 Net asset value, beginning of the period         $       57.06        28.26     27.27      24.46      20.84     19.56
 Net investment loss                              $       (0.39)       (0.60)    (0.48)     (0.19)     (0.12)    (0.12)
 Net realized and unrealized gain
  on investments                                  $        4.63        36.96      2.20       3.61       3.74      2.43
 Total from investment operations                 $        4.24        36.36      1.72       3.42       3.62      2.31
 Distributions from net realized gain             $          --        (7.56)    (0.73)     (0.61)        --     (1.03)
 Total distributions                              $          --        (7.56)    (0.73)     (0.61)        --     (1.03)
 Net asset value, end of the period               $       61.30        57.06     28.26      27.27      24.46     20.84
 Total return(2)                                  %        7.43       145.24      6.84      14.10      17.37     11.79
Ratios and supplemental data:
 Net assets at the end of the period (000s)       $     331,731      264,677   124,065    169,516    126,859     1,491
 Ratio of expenses to average net assets
  after reimbursement                             %        2.01         2.15      2.18       2.15       2.17      2.20
 Ratio of expenses to average net assets
  prior to expense reimbursement                  %        2.01         2.15      2.18       2.15       2.18      2.21
 Ratio of net investment loss to
  average net assets                              %       (1.53)       (1.93)    (1.43)     (0.78)     (1.01)    (1.64)
 Portfolio turnover                               %          64          223       257        175        140        71


                                                         Six Months                         Class C
                                                           Ended                       Year Ended Dec. 31,
                                                       June 30, 2000     --------------------------------------------
                                                        (Unaudited)      1999      1998     1997      1996    1995(1)
                                                        -----------      ----      ----     ----      ----    -------
Operating performance:
 Net asset value, beginning of the period         $        56.98         28.24    27.26     24.46     20.84    19.56
 Net investment loss                              $        (0.22)        (0.53)   (0.55)    (0.20)    (0.13)   (0.15)
 Net realized and unrealized gain
  (loss) on investments                           $         4.44         36.83     2.26      3.61      3.75     2.46
 Total from investment operations                 $         4.22         36.30     1.71      3.41      3.62     2.31
 Distributions from net realized gain             $           --         (7.56)   (0.73)    (0.61)       --    (1.03)
 Total distributions                              $           --         (7.56)   (0.73)    (0.61)       --    (1.03)
 Net asset value, end of the period               $        61.20         56.98    28.24     27.26     24.46    20.84
 Total return(2)                                  %         7.41        145.12     6.81     14.06     17.37    11.79
Ratios and supplemental data:
 Net assets at the end of the period (000s)       $       135,623        72,581   29,746    51,460    37,342       62
 Ratio of expenses to average net
  assets after reimbursement                      %         2.01          2.18     2.22      2.18      2.20     2.20
 Ratio of expenses to average net
   assets prior to expense reimbursement          %         2.01          2.18     2.22      2.18      2.21     2.23
 Ratio of net investment loss to average
  net assets                                      %        (1.57)        (1.96)   (1.45)    (0.82)    (1.03)   (1.60)
 Portfolio turnover                               %           64           223      257       175       140       71


                                                         Six Months                        Class T
                                                           Ended                     Year Ended Dec. 31,
                                                        June 30, 2000  --------------------------------------------------
                                                         (Unaudited)   1999       1998       1997       1996      1995(1)
                                                         -----------   ----       ----       ----       ----      -------
Operating performance:
 Net asset value, beginning of the period         $          57.39      28.36      27.34      24.48      20.84     19.64
 Net investment loss                              $          (0.59)     (0.65)     (0.51)     (0.18)     (0.21)    (0.34)
 Net realized and unrealized gain
  (loss) on investments                           $           4.89      37.24       2.26       3.65       3.85      2.57
 Total from investment operations                 $           4.30      36.59       1.75       3.47       3.64      2.23
 Distributions from net realized gain             $             --      (7.56)     (0.73)     (0.61)        --     (1.03)
 Total distributions                              $             --      (7.56)     (0.73)     (0.61)        --     (1.03)
 Net asset value, end of the period               $          61.69      57.39      28.36      27.34      24.48     20.84
 Total return(2)                                  %           7.51     145.51       6.94      14.29      17.47     11.34
Ratios and supplemental data:
 Net assets at the end of the period (000s)       $         30,429     33,634     18,203     32,800     35,670    33,557
 Ratio of expenses to average net
  assets after reimbursement                      %           1.96       2.06       2.10       1.99       2.07      2.16
 Ratio of expenses to average net
  assets prior to expense reimbursement           %           1.96       2.06       2.10       1.99       2.11      2.16
 Ratio of net investment loss to average
  net assets                                      %          (1.45)     (1.85)     (1.33)     (0.62)     (0.89)    (1.50)
 Portfolio turnover                               %             64        223        257        175        140        71

                                                                             Class I
                                                           Six Months      Year Ended
                                                             Ended          Dec. 31,
                                                          June 30, 2000     --------
                                                           (Unaudited)      1999(1)
                                                           -----------      -------
Operating performance:
 Net asset value, beginning of the period         $            59.54          31.78
 Net investment loss                              $            (0.20)         (0.08)
 Net realized and unrealized gain
  (loss) on investments                           $             4.88          35.40
 Total from investment operations                 $             4.68          35.32
 Distributions from net realized gain             $               --          (7.56)
 Total distributions                              $               --          (7.56)
 Net asset value, end of the period               $            64.22          59.54
 Total return(2)                                  %             7.86         126.05
Ratios and supplemental data:
 Net assets at the end of the period (000s)       $               --             --
 Ratio of expenses to average net
  assets after reimbursement                      %             0.64           0.47
 Ratio of expenses to average net
  assets prior to expense reimbursement           %             0.64           0.47
 Ratio of net investment loss to average
  net assets                                      %            (0.64)         (0.35) (3)
 Portfolio turnover                               %               64            223

----------
(1) Classes A, B & C commenced operations on June 5, 1995, and Class I commenced operations on April 1, 1999.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

          NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. Pilgrim Funds comprising Pilgrim Growth Opportunities Fund, Pilgrim SmallCap Opportunities Fund, and Pilgrim Equity Trust, comprising Pilgrim MidCap Opportunities Fund (collectively, the "Funds") were organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as diversified open-end management investment companies.

The Growth Opportunities Fund seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that the Portfolio Manager believes have above average prospects for growth.

The MidCap Opportunities Fund seeks long-term capital appreciation by investing primarily in the common stocks of mid-sized U.S. companies that the Portfolio Manager believes have above average prospects for growth.

The SmallCap Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets in the common stocks of smaller lesser-known U.S. companies that the Portfolio Manager believes have above average prospects for growth.

On October 29, 1999, ReliaStar Financial Corp., the indirect parent company of Northstar Investment Management Corporation ("Northstar") the investment adviser to the Funds, acquired Pilgrim Capital Corporation and its subsidiaries. In conjunction with the acquisition, Northstar changed its name to Pilgrim Advisors, Inc. Pilgrim Advisors, Inc. merged into Pilgrim Investments, Inc. on April 30, 2000.

SECURITY VALUATION. Equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.

SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accreted, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative daily net asset value.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually by the Growth Opportunities Fund, MidCap Opportunities Fund and SmallCap Opportunities Fund. Distributions of net realized capital gains, if any, are declared annually;however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles.

FOREIGN CURRENCY. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies,

-------
Pilgrim
Funds
-------

    NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

(2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investment and foreign currency arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rate.

FOREIGN CURRENCY FORWARD CONTRACTS. The Funds may enter into foreign currency forward contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

OPTIONS. The Funds may write (sell) and purchase put and call options. The premium collected or paid by a Fund for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Fund has sold or purchased expires on the stipulated expiration date, the Fund realizes a gain or loss in the amount of the premium received or paid for the option.

For written options, the Fund's obligation may be discharged in three ways: (1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the securitiy; or (3) the Fund enters into a closing transaction. If the option is held until expiration, the Fund recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Fund. If the Fund enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Fund from the counterparty and the amount paid by the Fund on effecting a closing purchase transaction, incluing brokerage commissions. As the writer of options, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.

FUTURES CONTRACTS. The Funds may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Funds each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Funds recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

-------
Pilgrim
Funds
-------

    NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

FEDERAL INCOME TAXES. The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

MANAGEMENT'S USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

Pilgrim Investments, Inc. (the "Adviser"), serves as each Fund's investment adviser. Each Fund pays the Adviser an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets for Growth Opportunities Fund and SmallCap Opportunities Fund and 1.00% of average daily net assets of MidCap Opportunities Fund. The Funds paid advisory fees to Pilgrim Investments, Inc. of $5,466,112.

Pilgrim Group, Inc. (the "Administrator") serves as administator to each Fund. The Funds paid the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. The Administrator earned $707,826 in administrative and account servicing fees.

Pilgrim Securities, Inc. (the "Distributor") is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, Class C, Class T and Class Q shares, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B, Class C, Class T and Class Q shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class T shares pay monthly distribution fees at an annual rate of 0.70% of average daily net assets for the Growth Opportunities and SmallCap Opportunities Funds. Class I does not pay distribution or service fees. The distributor earned $4,683,508 in service and distribution fees.

The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C, and Class T shares. For the six months ended June 30, 2000. The Distributor earned the following amounts in sales charges:

                               Class A       Class B       Class C      Class T
                                Shares        Shares        Shares       Shares
                                ------        ------        ------       ------
Initial sales charges          $614,200         N/A            N/A        N/A
Contingent deferred
  sales charges                     N/A          --        $88,795         --

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

                                 Growth            MidCap           SmallCap
                              Opportunities     Opportunities     Opportunities
                              --------------    --------------    --------------
Aggregate purchases           $1,326,500,822    $  156,135,163    $  672,006,057
Aggregate sales                  965,035,233       100,531,566       429,670,832

-------
Pilgrim
Funds
-------

    NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of each Fund for the six months ended June 30, 2000, were as follows:

                                                             Growth Opportunities Fund
                                -----------------------------------------------------------------------------------
                                         Class A                        Class B                    Class C
                                -------------------------     ------------------------     ------------------------
                                  Shares        Amount         Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------         ------        ------
Shares sold                      5,725,981   $ 195,531,167    4,904,904   $ 160,556,545    3,367,828   $ 110,888,683
Shares issued as reinvestment
  of dividends                          --              --           --              --           --              --
Shares redeemed                 (2,364,077)    (79,021,664)    (422,596)    (13,610,872)    (194,532)     (6,250,955)
                                ----------   -------------   ----------   -------------   ----------   -------------
Net increase                     3,361,904   $ 116,509,503    4,482,308   $ 146,945,673    3,173,296   $ 104,637,728
                                ----------   -------------   ----------   -------------   ----------   -------------

                                                             Growth Opportunities Fund
                                -----------------------------------------------------------------------------------
                                         Class T                        Class I                    Class Q
                                -------------------------     ------------------------     ------------------------
                                  Shares        Amount         Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------         ------        ------
Shares sold                        25,055    $     17,250        364        $ 871,887        338,985    $ 10,763,595
Shares issued as reinvestment
  of dividends                         --              --         --               --             --              --
Shares redeemed                  (514,101)    (16,778,590)       (18)            (555)        (6,332)       (211,086)
                                ---------    ------------    -------        ---------      ---------    ------------
Net increase (decrease)          (489,046)   $(16,761,340)       346        $ 871,332        332,653    $ 10,552,509
                                ---------    ------------    -------        ---------      ---------    ------------

                                                                 MidCap Opportunities Fund
                                -----------------------------------------------------------------------------------
                                         Class A                        Class B                    Class C
                                -------------------------     ------------------------     ------------------------
                                  Shares        Amount         Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------         ------        ------

Shares sold                     1,022,023    $ 23,805,664      942,775    $ 22,413,040      818,858    $ 19,881,866
Shares issued as reinvestment
  of dividends                         --              --           --              --           --              --
Shares redeemed                  (391,965)     (8,794,087)     (72,307)     (1,660,621)     (98,393)     (2,243,263)
                                ---------    ------------    ---------    ------------    ---------    ------------
Net increase                      630,058    $ 15,011,577      870,468    $ 20,752,419      720,465    $ 17,638,603
                                ---------    ------------    ---------    ------------    ---------    ------------

                                           MidCap Opportunities Fund
                                 ----------------------------------------------
                                        Class I                 Class Q
                                 ---------------------   ----------------------
                                  Shares      Amount      Shares       Amount
                                 ---------   ---------   ---------   ----------
Shares sold                          --       $   --       59,607    $1,322,168
Shares issued as reinvestment
  of dividends                       --           --           --            --
Shares redeemed                      --           --       (8,293)     (174,021)
                                 ------       ------      -------    ----------
Net increase                         --       $   --       51,314    $1,148,147
                                 ------       ------      -------    ----------

-------
Pilgrim
Funds
-------

    NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                SmallCap Opportunities Fund
                                -----------------------------------------------------------------------------------
                                         Class A                        Class B                    Class C
                                -------------------------     ------------------------     ------------------------
                                  Shares        Amount         Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------         ------        ------
Shares sold                     3,358,982   $ 224,688,971     1,366,937    $ 89,896,388    1,166,096   $  78,250,147
Shares issued as reinvestment
  of dividends                         --              --            --              --           --              --
Shares redeemed                (2,303,139)   (150,800,351)     (593,987)    (36,367,061)    (224,022)    (13,592,163)
                               ----------   -------------    ----------    ------------   ----------   -------------
Net increase (decrease)         1,055,843   $  73,888,620       772,950    $ 53,529,327      942,074   $  64,657,984
                               ----------   -------------    ----------    ------------   ----------   -------------

                                                        SmallCap Opportunities Fund
                                -----------------------------------------------------------------------
                                         Class T                Class I               Class Q
                                -----------------------    -----------------    -----------------------
                                  Shares      Amount       Shares     Amount    Shares         Amount
Shares sold                        9,219    $   604,993       --     $   --      23,108     $ 1,361,960
Shares issued as reinvestment
  of dividends                        --             --       --         --          --              --
Shares redeemed                 (102,030)    (6,282,370)      --         --        (229)        (13,059)
                                --------    -----------     ----     ------    --------     -----------
Net increase (decrease)          (92,811)   $(5,677,377)      --     $   --      22,879     $ 1,348,901
                                --------    -----------     ----     ------    --------     -----------

Transactions in capital shares of each Fund for the year ended December 31, 1999 were as follows:

                                                                  Growth Opportunities Fund
                                -----------------------------------------------------------------------------------
                                         Class A                        Class B                    Class C
                                -------------------------     ------------------------     ------------------------
                                  Shares        Amount         Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------         ------        ------
Shares sold                      1,872,541   $ 58,142,156     2,027,675    $ 60,130,033     608,874    $ 18,046,757
Shares issued as reinvestment
 of dividends                      666,579     17,817,292       419,874      10,812,398      57,478       1,505,195
Shares redeemed                   (613,071)   (19,006,293)     (269,785)     (8,084,430)    (68,548)     (2,043,259)
                               -----------   ------------    ----------    ------------   ---------    ------------
Net increase                     1,926,049   $ 56,953,155     2,177,764    $ 62,858,001     597,804    $ 17,508,693
                               -----------   ------------    ----------    ------------   ---------    ------------

                                                Growth Opportunities Fund
                                -------------------------------------------------------
                                          Class T                     Class I
                                -------------------------     -------------------------
                                  Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------
Shares sold                        67,360    $  2,034,349         1,435    $     45,831
Shares issued as reinvestment
 of dividends                     887,743      22,790,921     1,554,695      41,788,702
Shares redeemed                  (364,750)    (10,823,333)     (786,186)    (25,000,672)
                                ---------    ------------    ----------    ------------
Net increase                      590,353    $ 14,001,937       769,944    $ 16,833,861
                                ---------    ------------    ----------    ------------

                                                                             MidCap Opportunities Fund
                              --------------------------------------------------------------------------------------------------
                                       Class A                  Class B                  Class C                  Class I
                              ------------------------  -----------------------   -----------------------  ---------------------
                                Shares       Amount      Shares       Amount       Shares       Amount      Shares      Amount
                                ------       ------      ------       ------       ------       ------      ------      ------
Shares sold                    283,890   $ 4,973,246     374,335   $ 6,815,739     222,578   $ 4,045,982          2   $        30
Shares issued as reinvestment
 of dividends                   24,465       383,131      14,896       234,378       8,538       134,709    609,885     9,446,529
Shares redeemed                (59,847)   (1,090,275)     (9,457)     (158,643)    (20,948)     (391,819)        --            --
                              --------   -----------    --------   -----------   ---------   -----------  ---------   -----------
Net increase                   248,508   $ 4,266,102     379,774   $ 6,891,474     210,168   $ 3,788,872    609,887   $ 9,446,559
                              --------   -----------    --------   -----------   ---------   -----------  ---------   -----------

                                                               SmallCap Opportunities Fund
                                ---------------------------------------------------------------------------------
                                         Class A                        Class B                  Class C
                                -------------------------     ------------------------   ------------------------
                                  Shares        Amount         Shares        Amount        Shares        Amount
                                  ------        ------         ------        ------        ------        ------

Shares sold                     1,243,016    $ 55,402,036       989,671    $ 41,747,885     540,114    $ 22,951,710
Shares issued as reinvestment
 of dividends                     215,723       8,110,268       520,483      18,773,628      83,500       3,031,530
Shares redeemed                  (947,712)    (36,030,267)   (1,261,882)    (43,273,188)   (403,119)    (13,179,237)
                               ----------    ------------    ----------    ------------    --------    ------------
Net increase (decrease)           511,027    $ 27,482,037       248,272    $ 17,248,325     220,495    $ 12,804,003
                               ----------    ------------    ----------    ------------    --------    ------------

                                            SmallCap Opportunities Fund
                                -------------------------------------------------------
                                          Class T                     Class I
                                -------------------------     -------------------------
                                  Shares        Amount         Shares        Amount
                                  ------        ------         ------        ------

Shares sold                       10,438    $   418,294            4          $ 130
Shares issued as reinvestment
 of dividends                    102,739      3,715,408            1             27
Shares redeemed                 (168,928)    (5,873,761)          --             --
                                --------    -----------        -----          -----
Net increase (decrease)         (55,751)   $(1,740,059)           5          $ 157
                                --------    -----------        -----          -----

-------
Pilgrim
Funds
-------

    NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6. SECURITY LOANS

Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At June 30, 2000, the Funds did not have any securities on loan.

NOTE 7. FEDERAL INCOME TAX -- CAPITAL LOSS CARRYFORWARD

During 1999, the MidCap Opportunities Fund utilized the prior year's capital loss carryforward amount of $699,683.

NOTE 8. COMPENSATING BALANCE ARRANGEMENT

The Funds have an informal compensating balance with the Custodian whereby the Funds may have overdrafts in their respective accounts and have no interest assessed on the overdrafts. In return, the Funds are required to maintain positive balances to offset negative balances. The required deposits are calculated by dividing the overdrawn amounts by 0.90. At June 30, 2000, the Funds did not have any compensating balances.

NOTE 9. LETTER OF CREDIT

The Pilgrim Funds,  Pilgrim Equity Trust,  Pilgrim  Variable  Products Trust and
Pilgrim Mayflower Trust (collectively, the "Funds") have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $50,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the six months ended June 30, 2000, the Funds did not have any loans outstanding.

NOTE 10. SUBSEQUENT EVENTS

On May 1, 2000, ReliaStar Financial Corp. (NYSE:RLR), the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, and Pilgrim Securities, Inc., Distributor to the Funds, entered into an agreement under which it will be acquired by ING Groep N.V. (NYSE:ING). ING Groep is a global financial institution active in the field of insurance, banking, and asset management in more than 60 countries, with almost 90,000 employees. Completion of the acquisition is contingent upon, among other things, approval by the Directors/Trustees of the Pilgrim Funds and certain shareholder and regulatory approvals. The closing of the acquisition is expected to occur during the third quarter of 2000.

A proxy  dated  July  12,  2000  was  sent to  shareholders  of  Pilgrim  Growth
Opportunities Fund and Pilgrim SmallCap Opportunities Fund to increase investment advisory fees from 0.75% to 0.95% for Growth Opportunities Fund and from 0.75% to 1.00% for SmallCap Opportunities Fund at a shareholder meeting to be held on August 25, 2000.

Pilgrim
Growth Opportunities
Fund

            PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 97.17%
             Banks: 1.93%
 199,000     Bank of New York Co., Inc.                            $  9,253,500
 171,700     Fleet Boston Financial Corp.                             5,837,800
                                                                   ------------
                                                                     15,091,300
                                                                   ------------
             Beverages: 0.40%
  54,800     Coca-Cola Co.                                            3,147,575
                                                                   ------------
             Biotechnology: 5.09%
  26,000  @  Amgen, Inc.                                              1,826,500
 113,900  @  Biogen, Inc.                                             7,346,550
  29,800  @  Diacrin, Inc.                                              234,675
  27,500  @  Human Genome Sciences, Inc.                              3,667,812
 148,100  @  Immunex Corp.                                            7,321,694
  86,200  @  Incyte Genomics, Inc.                                    7,084,562
  48,200  @  Millennium Pharmaceuticals                               5,392,375
  41,800  @  Protein Design Labs, Inc.                                6,895,041
                                                                   ------------
                                                                     39,769,209
                                                                   ------------
             Computers: 11.47%
  42,000  @  Brocade Communications System                            7,706,344
 112,600  @  Cisco Systems, Inc.                                      7,157,137
  56,800  @  EMC Corp.                                                4,370,050
  76,700  @  Foundry Networks, Inc.                                   8,475,350
  73,600  @  Juniper Networks, Inc.                                  10,713,400
  87,000  @  Oracle Corp.                                             7,313,437
  79,100  @  Redback Networks                                        14,079,800
  56,700  @  Sandisk Corp.                                            3,469,331
  64,400  @  Sapient Corp.                                            6,886,775
  47,000  @  Silicon Storage Technology, Inc.                         4,150,688
   8,500  @  StorageNetworks, Inc.                                      767,125
  41,500  @  Stratos Lightwave, Inc.                                  1,156,813
  46,900  @  Turnstone Systems, Inc.                                  7,770,011
  50,000  @  Veritas Software Corp.                                   5,650,781
                                                                   ------------
                                                                     89,667,042
                                                                   ------------
             Cosmetics/Personal Care: 0.95%
 167,100     Avon Products                                            7,435,950
                                                                   ------------

             Diversified Financial Services: 4.25%
 100,600     Citigroup, Inc.                                          6,061,150
  72,300     Lehman Brothers
             Holdings, Inc.                                           6,836,869
  33,100     Merrill Lynch & Co.                                      3,806,500
  95,400     Morgan Stanley
             Dean Witter &
             Co.                                                      7,942,050
 188,000     Paine Webber
             Group, Inc.                                              8,554,000
                                                                   ------------
                                                                     33,200,569
                                                                   ------------
             Electric: 2.07%
 111,400     Duke Energy Corp.                                        6,280,175
 109,700     PECO Energy Co.                                          4,422,281
 185,700     Reliant Energy, Inc.                                     5,489,756
                                                                   ------------
                                                                     16,192,212
                                                                   ------------
             Electronics: 2.68%
  88,563  @  Agilent
             Technologies, Inc                                        6,531,521
  84,000  @  Sanmina Corp.                                            7,182,000
  57,800  @  Waters Corp.                                             7,214,163
                                                                   ------------
                                                                     20,927,684
                                                                   ------------
             Food: 0.76%
 131,800  @  Safeway, Inc.                                            5,947,475
                                                                   ------------
             Healthcare-Products: 2.05%
  83,100     Baxter Int'l, Inc.                                       5,842,969
 100,300     Johnson & Johnson                                       10,218,062
                                                                   ------------
                                                                     16,061,031
                                                                   ------------
             Healthcare-Services: 1.95%
 117,200     HCA - The Healthcare Co.                                 3,559,950
 102,800     UnitedHealth Group, Inc.                                 8,815,100
  40,000  @  Wellpoint Health Networks                                2,897,500
                                                                   ------------
                                                                     15,272,550
                                                                   ------------
             Internet: 1.07%
  69,100  @  Infospace, Inc.                                          3,817,775
 135,200     Schwab (Charles) Corp.                                   4,546,100
                                                                   ------------
                                                                      8,363,875
                                                                   ------------
             Media: 1.93%
  72,900  @  Comcast Corp.                                            2,952,450
 158,900     Disney (Walt) Co.                                        6,167,306
  87,500  @  Viacom, Inc.                                             5,966,407
                                                                   ------------
                                                                     15,086,163
                                                                   ------------
             Oil & Gas Producers: 3.53%
 131,100     Apache Corp.                                             7,710,319
 236,900     Ensco Int'l, Inc.                                        8,483,981
 249,900     EOG Resources, Inc.                                      8,371,650
  38,500     Exxon Mobil Corp.                                        3,022,250
                                                                   ------------
                                                                     27,588,200
                                                                   ------------
             Oil & Gas Services: 2.55%
 253,000     Baker Hughes, Inc.                                       8,096,000
  91,200  @  BJ Services Co.                                          5,700,000
 154,100  @  Weatherford Int'l,
             Inc.                                                     6,135,107
                                                                   ------------
                                                                     19,931,107
                                                                   ------------
             Pharmaceuticals: 11.08%
  57,100  @  Alkermes, Inc.                                           2,690,838
 125,600  @  Alza Corp.                                               7,426,100
 100,000     Cardinal Health, Inc.                                    7,400,000
 127,200  @  Celgene Corp.                                            7,488,900
  91,300  @  COR Therapeutics, Inc.                                   7,789,031
  81,000     Eli Lilly & Co.                                          8,089,875
  81,900  @  Medimmune, Inc.                                          6,060,600
 105,200     Merck & Co., Inc.                                        8,060,950
 169,200     Pfizer, Inc.                                             8,121,600
 230,500     Schering-Plough Corp.                                   11,640,250
  98,700  @  Sepracor, Inc.                                          11,905,688
                                                                   ------------
                                                                     86,673,831
                                                                   ------------
             Pipelines: 3.08%
 114,930     Dynegy, Inc.                                             7,851,155
 159,700     EL Paso Energy Corp.                                     8,134,719
  47,400     Enron Corp.                                              3,057,300
 104,200     Equitable Resources, Inc.                                5,027,650
                                                                   ------------
                                                                     24,070,824
                                                                   ------------
             Retail: 3.87%
 108,900  @  AnnTaylor Stores Corp.                                   3,607,313
 299,200     Intimate Brands, Inc.                                    5,909,200
 128,200  @  Kohls Corp.                                              7,131,125
 289,200     Limited, Inc.                                            6,253,950
 116,800     Nordstrom, Inc.                                          2,817,800
 244,700     TJX Cos., Inc.                                           4,588,125
                                                                   ------------
                                                                     30,307,513
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Growth Opportunities
Fund

      PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

  Shares                                                                 Value
--------------------------------------------------------------------------------
                Semiconductors: 17.19%
  68,600  @  Altera Corp.                                          $  6,992,913
  82,300  @  Analog Devices, Inc.                                     6,254,800
  36,800  @  Applied Materials, Inc.                                  3,335,000
 112,700  @  Atmel Corp.                                              4,155,813
  44,300  @  Broadcom Corp.                                           9,698,931
 117,000  @  Cypress Semiconductor Corp.                              4,943,250
  74,500  @  Globespan, Inc.                                          9,094,820
  55,600  @  Infineon Technologies AG ADR                             4,406,300
  90,000     Intel Corp.                                             12,031,875
 116,000  @  Intersil Holding Corp.                                   6,271,250
 124,500  @  KLA-Tencor Corp.                                         7,291,031
 151,500  @  Lam Research Corp.                                       5,681,250
  56,300  @  LSI Logic Corp.                                          3,047,238
   4,900  @  Marvell Technology Group Ltd.                              279,300
 112,400  @  Micron Technology, Inc.                                  9,898,225
  72,700  @  National Semiconductor Corp.                             4,125,725
 119,300  @  Novellus Systems, Inc.                                   6,747,906
  25,900  @  PMC - Sierra, Inc.                                       4,602,106
  13,000  @  Silicon Laboratories, Inc.                                 690,625
  72,300  @  Teradyne, Inc.                                           5,314,050
  73,000     Texas Instruments, Inc.                                  5,014,188
  31,600  @  Triquint Semiconductor, Inc.                             3,023,725
 134,700  @  Vitesse Semiconductor Corp.                              9,908,869
  19,700  @  Xilinx, Inc.                                             1,626,481
                                                                   ------------
                                                                    134,435,670
                                                                   ------------
             Software: 4.34%
  69,700     Adobe Systems, Inc.                                      9,061,000
  42,100  @  Alteon Websystems, Inc.                                  4,212,631
  64,000  @  Macromedia, Inc.                                         6,188,000
  51,800  @  Siebel Systems, Inc.                                     8,472,538
  34,200  @  VeriSign, Inc.                                           6,036,300
                                                                   ------------
                                                                     33,970,469
                                                                   ------------
             Telecommunications: 14.93%
  46,900  @  ADC Telecommunications, Inc.                             3,933,737
 256,300  @  Andrew Corp.                                             8,602,069
  98,400  @  Avanex Corp.                                             9,397,200
  62,300  @  Ciena Corp.                                             10,384,631
  64,900  @  Digital Lightwave, Inc.                                  6,522,450
  25,000  @@ Exfo Electro Optical Engineering                         1,096,875
  75,900  @  JDS Uniphase Corp.                                       9,098,512
  79,600  @  Natural Microsystems Corp.                               8,950,025
 115,800  @@ Nortel Networks Corp.                                    7,903,350
  76,000  @  Qwest Communications Int'l                               3,776,250
  53,300     Scientific-Atlanta, Inc.                                 3,970,850
  45,200  @  SDL, Inc.                                               12,890,475
 129,000     Sprint Corp. (FON Group)                                 6,579,000
  73,300  @  Sycamore Networks, Inc.                                  8,090,488
  92,800     US West, Inc.                                            7,957,600
 166,700  @  Worldcom, Inc.                                           7,647,363
                                                                   ------------
                                                                    116,800,875
                                                                   ------------
             Total Common Stocks
             (Cost $612,790,776)                                    759,941,124
                                                                   ------------
 SHORT TERM INVESTMENTS: 4.29%

                Repurchase Agreement: 4.29%
$33,533,000     State Street Bank & Trust Repurchase
                 Agreement, 6.200%due 07/03/00
                 (Collateralized by $8,685,000
                 U.S. Treasury Notes, 3.875%,
                 Market Value $8,706,713 Due 04/15/29,
                 $23,860,000 U.S. Treasury Notes,
                 7.875% Due 11/15/04, Market Value
                 $25,500,375)                                      $ 33,533,000
                                                                   ------------
                (Cost $33,533,000)                                   33,533,000
                                                                   ------------
                Total Investments in Securities
                  (Cost $ 646,323,776)*                 101.46%    $793,474,124
                Other Assets and Liabilities-Net         -1.46%     (11,394,172)
                                                       -------     ------------
                  Net Assets                            100.00%    $782,079,952
                                                       =======     ============

@    Non income producing security.
@@   Foreign issuer
ADR  American Depsitory Receipt
* Cost for federal income tax purposes is $646,796,974. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                      $161,036,656
                Gross Unrealized Depreciation                       (13,413,110)
                                                                   ------------
                Net Unrealized Appreciation                        $147,623,546
                                                                   ============

                 See Accompanying Notes to Financial Statements

Pilgrim
MidCap Opportunities
Fund

            PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 96.06%
                Apparel: 0.53%
33,700  @  Jones Apparel Group, Inc.                               $    791,950
                                                                   ------------
           Biotechnology: 5.70%
23,600  @  Diacrin, Inc.                                                185,850
15,000  @  Idec Pharmaceuticals Corp.                                 1,759,687
17,300  @  Incyte Genomics, Inc                                       1,421,844
11,400  @  Inhale Therapeutic Systems, Inc.                           1,156,744
14,000  @  Millennium Pharmaceuticals                                 1,566,250
11,700  @  PE Corp.-Celera Genomics                                   1,093,950
 8,100  @  Protein Design Labs, Inc.                                  1,336,120
                                                                   ------------
                                                                      8,520,445
                                                                   ------------
           Commercial Services: 1.38%
12,400  @  Quanta Services, Inc.                                        682,000
48,400  @  Robert Half Int'l, Inc.                                    1,379,400
                                                                   ------------
                                                                      2,061,400
                                                                   ------------
           Computers: 6.98%
30,300  @  ASM Lithography Holding NV                                 1,336,987
13,500  @  Brocade Communications System                              2,477,039
 9,500  @  Extreme Networks                                           1,002,250
 5,200  @  Foundry Networks, Inc.                                       574,600
 7,200  @  Juniper Networks, Inc.                                     1,048,050
13,400  @  Redback Networks                                           2,385,200
 9,200  @  Sandisk Corp.                                                562,925
 9,400  @  Silicon Storage Technology, Inc.                             830,138
 8,100  @  Stratos Lightwave, Inc.                                      225,788
                                                                   ------------
                                                                     10,442,977
                                                                   ------------
           Diversified Financial Service: 1.93%
36,300     Capital One Financial Corp.                                1,619,888
19,300     Dain Rauscher Corp.                                        1,273,800
                                                                   ------------
                                                                      2,893,688
                                                                   ------------
           Electric: 3.57%
22,900  @  Calpine Corp.                                              1,505,675
36,500     Cinergy Corp.                                                928,469
22,900     Kansas City Power & Light                                    515,250
29,200     Montana Power Co.                                          1,031,125
35,100     NiSource, Inc.                                               653,737
23,900     Reliant Energy, Inc.                                         706,544
                                                                   ------------
                                                                      5,340,800
                                                                   ------------
           Electrical Components & Equipment: 1.44%
18,850  @  Power-One, Inc.                                            2,147,722
                                                                   ------------
           Electronics: 4.20%
26,400  @  Amphenol Corp.                                             1,747,350
14,800     Millipore Corp.                                            1,115,550
 7,800     PE Corp.-PE Biosystems Group                                 513,825
18,900  @  Tektronix, Inc.                                            1,398,600
31,700  @  Thermo Electron Corp.                                        667,681
 6,700  @  Waters Corp.                                                 836,244
                                                                   ------------
                                                                      6,279,250
                                                                   ------------
           Food: 0.50%
20,200     Keebler Foods Co.                                            749,925
                                                                   ------------
           Gas: 1.14%
42,100     KeySpan Corp.                                              1,294,575
17,100     Washington Gas Light Co.                                     411,469
                                                                   ------------
                                                                      1,706,044
                                                                   ------------
           Healthcare-Services: 2.28%
57,300  @  Community Health
           Systems, Inc.                                                927,544
86,800  @  Health Management Associates, Inc.                         1,133,825
18,900  @  Quest Diagnostics, Inc.                                    1,352,531
                                                                   ------------
                                                                      3,413,900
                                                                   ------------
           Insurance: 0.76%
40,600     ACE Ltd.                                                   1,136,800
                                                                   ------------
           Media: 1.91%
29,300  @  Gemstar-TV Guide Int'l                                     1,800,577
26,400     Readers Digest Association                                 1,049,400
                                                                   ------------
                                                                      2,849,977
                                                                   ------------
           Oil & Gas Producers: 9.52%
20,100     Anadarko Petroleum Corp.                                     991,182
27,300     Apache Corp.                                               1,605,581
54,500     Ensco Int'l, Inc.                                          1,951,781
50,800     EOG Resources, Inc.                                        1,701,800
71,900  @  Global Marine, Inc.                                        2,026,681
49,900  @  Nabors Industries, Inc.                                    2,073,969
43,200  @  Noble Drilling Corp.                                       1,779,300
54,800  @  Precision Drilling Corp.                                   2,116,650
                                                                   ------------
                                                                     14,246,944
                                                                   ------------
           Oil & Gas Services: 6.85%
61,900     Baker Hughes, Inc.                                         1,980,800
25,800  @  BJ Services Co.                                            1,612,500
30,200  @  Cooper Cameron Corp.                                       1,993,200
40,300  @  Grant Prideco, Inc                                         1,007,500
63,800  @  National-Oilwell, Inc.                                     2,097,425
39,300  @  Weatherford Int'l, Inc.                                    1,564,631
                                                                   ------------
                                                                     10,256,056
                                                                   ------------
           Pharmaceuticals: 9.05%
36,900  @  Celgene Corp.                                              2,172,488
36,000  @  Cephalon, Inc.                                             2,155,500
20,900  @  COR Therapeutics, Inc.                                     1,783,031
 7,100  @  Forest Laboratories-Class A                                  717,100
27,900  @  Ivax Corp.                                                 1,157,850
17,000  @  King Pharmaceuticals, Inc.                                   745,875
21,000  @  Sepracor, Inc.                                             2,533,125
 7,400  @  Vertex Pharmaceuticals, Inc.                                 779,775
27,700  @  Watson Pharmaceutical, Inc.                                1,488,875
                                                                   ------------
                                                                     13,533,619
                                                                   ------------
           Pipelines: 3.72%
22,011     Dynegy, Inc.                                               1,503,626
31,100     EL Paso Energy Corp.                                       1,584,156
20,600     Equitable Resources, Inc.                                    993,950
42,800     Kinder Morgan, Inc.                                        1,479,275
                                                                   ------------
                                                                      5,561,007
                                                                   ------------
           Retail: 3.62%
 3,600  @  Linens 'N Things, Inc.                                       97,650
25,000     Nordstrom, Inc.                                              603,125
29,300  @  Starbucks Corp.                                            1,118,893
19,700     Talbots, Inc.                                              1,082,269
21,300     Tiffany & Co.                                              1,437,750
57,100     TJX Cos., Inc.                                             1,070,625
                                                                   ------------
                                                                      5,410,312
                                                                   ------------

                 See Accompanying Notes to Financial Statement     s

Pilgrim
MidCap Opportunities
Fund

      PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
           Semiconductors: 11.82%
19,800  @  Analog Devices, Inc.                                    $  1,504,800
19,000  @  Atmel Corp.                                                  700,625
22,300  @  Credence Systems Corp.                                     1,230,681
32,600  @  Cypress Semiconductor Corp.                                1,377,350
29,500  @  Integrated Device Technology, Inc.                         1,766,313
17,700  @  Kla-Tencor Corp.                                           1,036,556
46,200  @  Lam Research Corp.                                         1,732,500
24,000  @  Mercury Interactive Corp.                                  2,322,000
36,600  @  Micrel, Inc.                                               1,589,812
23,500  @  National Semiconductor Corp.                               1,333,625
22,500  @  Novellus Systems, Inc.                                     1,272,656
16,000  @  Transwitch Corp.                                           1,235,000
 6,100  @  Triquint Semiconductor, Inc.                                 583,694
                                                                   ------------
                                                                     17,685,612
                                                                   ------------
           Software: 9.64%
 8,200  @  Alteon Websystems, Inc.                                      820,513
12,800  @@ Business Objects SA ADR                                    1,128,000
14,300  @  Clarent Corp.                                              1,022,450
20,700  @  Macromedia, Inc.                                           2,001,431
15,400  @  Micromuse, Inc.                                            2,548,459
 6,000  @  Portal Software, Inc.                                        383,250
12,400  @  Rational Software Corp.                                    1,152,425
24,800  @  Siebel Systems, Inc.                                       4,056,350
 8,000  @  Universal Access, Inc                                        196,000
 3,300  @  VeriSign, Inc.                                               582,450
 8,800  @  Vitria Technology, Inc                                       537,900
                                                                   ------------
                                                                     14,429,228
                                                                   ------------
           Telecommunications: 9.52%
 9,450  @  Allegiance Telecom, Inc.                                     604,800
51,800  @  Andrew Corp.                                               1,738,538
24,000  @  Comverse Technology, Inc.                                  2,232,000
12,700  @  Digital Lightwave, Inc.                                    1,276,350
25,000  @  Ditech Communications Corp.                                2,364,062
 6,300  @  E-Tek Dynamics, Inc.                                       1,662,019
24,000  @  Focal Communications Corp.                                   858,000
22,500  @  Natural Microsystems Corp.                                 2,529,844
 9,500  @  Univision Communications, Inc.                               983,250
                                                                   ------------
                                                                     14,248,863
                                                                   ------------
           Total Common Stocks (Cost $105,026,805)                  143,706,519
                                                                   ------------

 SHORT-TERM INVESTMENTS: 2.61%

$3,900,000      Repurchase Agreement: 2.61%
                State Street Bank & Trust Repurchase
                Agreement, 6.200% due 07/03/00
                (Collateralized by $3,095,000 U.S.
                Treasury Notes, 8.500% Due 02/15/20,
                Market Value $3,980,944)                           $  3,900,000
                                                                   ------------
                Total Short-Term Investments
                  (Cost $3,900,000)                                   3,900,000
                                                                   ------------
                Total Investments in Securities
                  (Cost $ 108,926,805)*                 98.67%     $147,606,519
                Other Assets and Liabilities-Net         1.33%        1,988,768
                                                       ------      ------------
                  Net Assets                           100.00%     $149,595,287
                                                       ======      ============

@    Non income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is $108,970,724. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                      $ 42,555,191
                Gross Unrealized Depreciation                        (3,831,558)
                                                                   ------------
                Net Unrealized Appreciation                        $ 38,723,633
                                                                   ============

                 See Accompanying Notes to Financial Statements

Pilgrim
SmallCap Opportunities
Fund

            PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.49%
            Apparel: 0.17%
 59,700     Russell Corp.                                          $  1,194,000
                                                                   ------------
            Biotechnology: 6.79%
 99,100  @  Aclara BioSciences, Inc.                                  5,047,905
116,800  @  Charles River Laboratories Int'l                          2,591,500
137,900  @  Diacrin, Inc.                                             1,085,961
 45,600  @  Genome Therapeutics Corp.                                 1,387,950
 80,000  @  Incyte Genomics, Inc.                                     6,575,000
 35,300  @  Inhale Therapeutic Systems, Inc.                          3,581,847
 54,300  @  Invitrogen Corp.                                          4,083,530
 53,500  @  Maxygen                                                   3,036,961
 25,200  @  Orchid BioSciences, Inc.                                    956,813
 44,700  @  Protein Design Labs, Inc.                                 7,373,405
 47,300  @  Sequenom, Inc.                                            2,146,238
341,800  @  Texas Biotech Corp.                                       6,494,200
 70,600  @  Visible Genetics, Inc.                                    3,185,825
                                                                   ------------
                                                                     47,547,135
                                                                   ------------
            Commercial Services: 5.40%
131,000  @  Albany Molecular Research, Inc.                           7,131,313
145,600  @  Aurora Biosciences Corp.                                  9,928,100
 75,700  @  First Health Group Corp.                                  2,483,906
147,300  @  Heidrick & Struggles, Inc.                                9,298,312
282,600  @  Korn/Ferry Int'l                                          8,954,888
                                                                   ------------
                                                                     37,796,519
                                                                   ------------
            Computers: 1.55%
 40,900  @  Immersion                                                 1,227,000
176,000  @  Manhattan Associates, Inc.                                4,400,000
 37,000  @  Silicon Storage Technology, Inc.                          3,267,563
 37,000  @  Stratos Lightwave, Inc                                    1,031,375
  5,600  @  Turnstone Systems, Inc                                      927,763
                                                                   ------------
                                                                     10,853,701
                                                                   ------------
            Diversified Financial Services: 1.81%
151,100  @  CompuCredit Corp.                                         4,533,000
178,100     Paine Webber Group, Inc.                                  8,103,550
                                                                   ------------
                                                                     12,636,550
                                                                   ------------
            Electric: 0.91%
188,800     Kansas City Power & Light                                 4,248,000
117,500  @  NRG Energy, Inc.                                          2,144,375
                                                                   ------------
                                                                      6,392,375
                                                                   ------------
            Electrical Components & Equipment: 1.74%
104,200  @  Advanced Energy Industries                                6,141,286
  8,600  @  Capstone Turbine Corp.                                      387,537
 49,350  @  Power-One, Inc.                                           5,622,816
                                                                   ------------
                                                                     12,151,639
                                                                   ------------
            Electronics: 1.66%
 65,900  @  Electro Scientific Industries, Inc.                       2,901,659
231,800  @  Kent Electronics Corp.                                    6,910,538
107,300  @  Packard Biosciences                                       1,824,100
                                                                   ------------
                                                                     11,636,297
                                                                   ------------
            Environmental Control: 0.02%
  8,000  @  Waste Connections, Inc.                                     158,000
                                                                   ------------
            Healthcare-Products: 2.23%
196,000  @  Cytyc Corp.                                              10,461,500
203,300  @  Edwards Lifesciences Corp.                                3,888,113
114,100  @  Kensey Nash Corp.                                         1,269,363
                                                                   ------------
                                                                     15,618,976
                                                                   ------------
            Healthcare-Services: 7.43%
266,000  @  Community Health Systems, Inc.                            4,305,875
 89,400  @  Coventry Health Care, Inc.                                1,191,534
 89,900  @  Laboratory Corp. of America Holdings                      6,933,538
319,800  @  LifePoint Hospitals, Inc                                  7,115,550
139,200  @  Oxford Health Plans                                       3,314,700
196,400  @  Province Healthcare Co.                                   7,094,950
 99,200  @  Quest Diagnostics, Inc.                                   7,099,000
338,800  @  Triad Hospitals, Inc.                                     8,194,725
131,400  @  Trigon Healthcare, Inc.                                   6,775,313
                                                                   ------------
                                                                     52,025,185
                                                                   ------------
            Insurance: 1.42%
166,900     Radian Group, Inc.                                        8,637,075
 35,700     PartnerRe, Ltd.                                           1,265,119
                                                                   ------------
                                                                      9,902,194
                                                                   ------------
            Internet: 0.11%
 21,800  @  Digital Insight Corp.                                       741,200
                                                                   ------------
            Machinery-Diversified: 0.91%
 23,300  @  Brooks Automation, Inc.                                   1,489,742
 74,600  @  PRI Automation, Inc.                                      4,878,141
                                                                   ------------
                                                                      6,367,883
                                                                   ------------
            Media: 0.47%
 78,800  @  Emmis Communications Corp.                                3,260,350
                                                                   ------------
            Oil & Gas Producers: 6.77%
125,000  @  Atwood Oceanics                                           5,546,875
295,300     Cross Timbers Oil Co.                                     6,533,513
128,100  @  HS Resources, Inc.                                        3,843,000
403,100  @  Key Energy Group                                          3,879,838
 74,000  @  Louis Dreyfus Natural Gas                                 2,317,125
131,200  @  Marine Drilling Co., Inc.                                 3,673,600
 78,200  @  Newfield Exploration Co.                                  3,059,575
186,000  @  Precision Drilling Corp.                                  7,184,250
223,900  @  Pride Int'l, Inc.                                         5,541,525
130,600  @  Spinnaker Exploration Co.                                 3,346,625
 40,800  @  Stone Energy Corp.                                        2,437,800
                                                                   ------------
                                                                     47,363,726
                                                                   ------------
            Oil & Gas Services: 4.53%
109,800  @  BJ Services Co.                                           6,862,500
116,700  @  Cooper Cameron Corp.                                      7,702,200
124,000  @  Dril-Quip                                                 5,797,000
107,600  @  Global Industries Ltd.                                    2,030,950
190,000  @  National-Oilwell, Inc.                                    6,246,250
 92,400  @  Universal Compression Holdings                            3,095,400
                                                                   ------------
                                                                     31,734,300
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
SmallCap Opportunities
Fund

      PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
            Pharmaceuticals: 15.70%
 75,400  @  Abgenix, Inc.                                          $  9,037,397
141,700  @  Alkermes, Inc.                                            6,677,611
 61,200     Alpharma, Inc.                                            3,809,700
130,700  @  Anesta Corp.                                              3,251,163
174,900  @  Celgene Corp.                                            10,297,238
141,300  @  Cephalon, Inc.                                            8,460,338
184,400  @  COR Therapeutics, Inc.                                   15,731,625
 81,500  @  Cubist Pharmaceuticals, Inc.                              4,013,875
170,500  @  Ilex Oncology, Inc.                                       6,010,125
321,600  @  Intrabiotics Pharmaceuticals, Inc.                        8,582,700
140,400  @  Pharmacopeia, Inc.                                        6,511,050
 67,700  @  Priority Healthcare Corp.                                 5,030,956
105,800  @  Syncor Int'l Corp.                                        7,617,600
 80,100  @  Trimeris, Inc.                                            5,601,994
 52,400  @  United Therapeutics Corp.                                 5,678,850
 33,900  @  Vertex Pharmaceuticals, Inc.                              3,572,212
                                                                   ------------
                                                                    109,884,434
                                                                   ------------
            Retail: 5.71%
 48,900  @  AnnTaylor Stores Corp.                                    1,619,812
 91,400  @  Factory 2-U Stores, Inc.                                  3,456,063
 37,300  @  Krispy Kreme Doughnuts, Inc.                              2,741,550
 16,300  @  Linens 'N Things, Inc.                                      442,138
156,400  @  Michaels Stores, Inc.                                     7,165,075
266,000  @  MSC Industrial Direct Co.                                 5,569,375
171,000  @  Pacific Sunwear of California                             3,206,250
 81,200     Talbots, Inc.                                             4,460,925
156,100  @  Too, Inc.                                                 3,970,794
242,100  @  Tweeter Home Entertainment Group                          7,353,788
                                                                   ------------
                                                                     39,985,770
                                                                   ------------
            Semiconductors: 17.65%
 74,200  @  Alpha Industries                                          3,269,438
159,200  @  Asyst Technologies, Inc.                                  5,452,600
146,400  @  ATMI, Inc.                                                6,807,600
103,000  @  Credence Systems Corp.                                    5,684,313
 97,200  @  Exar Corp.                                                8,474,625
 84,500  @  Fairchild Semiconductor Int'l                             3,422,250
 53,100  @  Globespan, Inc.                                           6,482,348
 24,100     Helix Technology Corp.                                      939,900
 60,000  @  Integrated Device Technology, Inc.                        3,592,500
 75,400  @  Intersil Holding Corp.                                    4,076,313
133,100  @  Kulicke & Soffa Industries                                7,902,813
141,300  @  Lam Research Corp.                                        5,298,750
167,400  @  Micrel, Inc.                                              7,271,438
 50,800  @  Qlogic Corp.                                              3,355,975
232,200  @  Quicklogic Corp.                                          5,166,450
 26,100  @  Rudolph Technologies, Inc.                                1,011,375
 90,600  @  Semtech Corp.                                             6,929,484
 31,800  @  Silicon Image, Inc.                                       1,586,025
169,100     Stewart & Stevenson Services                              2,547,069
204,100  @  Therma-Wave, Inc.                                         4,553,981
 46,500  @  Three-Five Systems, Inc.                                  2,743,500
103,225  @  Transwitch Corp.                                          7,967,680
 28,200  @  Triquint Semiconductor, Inc.                              2,698,388
 88,100  @  Varian Semiconductor Equipment                            5,533,781
179,800  @  Virata Corp.                                             10,720,573
                                                                   ------------
                                                                    123,489,169
                                                                   ------------
            Software: 8.51%
 42,500  @  AppNet, Inc.                                              1,530,000
 37,000  @  Art Technology Group, Inc.                                3,734,686
 37,500  @  Clarent Corp.                                             2,681,250
154,400  @  Exchange Applications, Inc.                               4,110,900
 90,900  @  Extensity, Inc.                                           3,113,324
120,500  @  Manugistics Group, Inc.                                   5,633,375
 60,200  @  Micromuse, Inc.                                           9,962,159
 70,500  @  Numerical Technologies, Inc.                              3,428,063
174,600  @  Open Market, Inc.                                         2,411,663
126,000  @  OTG Software, Inc.                                        3,598,875
 32,800  @  PC-Tel, Inc.                                              1,246,400
  3,200  @  RADVision, Ltd.                                              89,400
220,200  @  Serena Software Inc.                                      9,998,456
 47,100  @  Universal Access, Inc.                                    1,153,950
 19,400  @  Webmethods, Inc.                                          3,049,438
151,300  @  Websense, Inc                                             3,801,413
                                                                   ------------
                                                                     59,543,352
                                                                   ------------
            Telecommunications: 8.00%
  7,500  @  Accelerated
            Networks, Inc                                               316,406
239,700  @  Andrew Corp.                                              8,044,931
112,500  @  Digital Lightwave, Inc.                                  11,306,250
 86,800  @  Ditech Communications Corp.                               8,208,025
194,300  @  I3 Mobile, Inc.                                           3,570,263
 29,400  @  Inet Technologies, Inc.                                   1,594,950
119,600  @  Natural Microsystems Corp.                               13,447,525
  1,000  @  New Focus, Inc                                               82,125
 30,300  @  SDL, Inc.                                                 8,641,181
 67,100  @  World Access, Inc.                                          742,294
                                                                   ------------
                                                                     55,953,950
                                                                   ------------
            Total Common Stocks (Cost $472,609,746)                 696,236,705
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
SmallCap Opportunities
Fund

      PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Principal
Amount
-----------
SHORT-TERM INVESTMENTS: 0.88%
                Repurchase Agreement: 0.88%
$6,123,000      State Street Bank & Trust Repurchase
                Agreement, 6.200% due 07/03/00
                (Collateralized by $5,845,000 U.S.
                Treasury Notes, 7.875% Due 11/15/04,
                Market Value $6,246,844)                           $  6,123,000
                                                                   ------------
                Total Short-Term Investments
                (Cost $6,123,000)                                     6,123,000
                                                                   ------------
                Total Investments in Securities
                (Cost $ 478,732,746)*                   100.37%    $702,359,705
                Other Assets and Liabilities-Net         -0.37%      (2,592,251)
                                                       -------     ------------
                Net Assets                              100.00%    $699,767,454
                                                       =======     ============

@    Non-income producing security
* Cost for federal income tax purposes is $480,672,999. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                      $239,982,114
                Gross Unrealized Depreciation                       (14,414,902)
                                                                   ------------
                Net Unrealized Appreciation                        $225,567,212
                                                                   ============

                 See Accompanying Notes to Financial Statements

                                                              Investment Manager
                                                       Pilgrim Investments, Inc.
                                             40 North Central Avenue, Suite 1200
                                                     Phoenix, Arizona 85004-4408


                                                                     Distributor
                                                        Pilgrim Securities, Inc.
                                             40 North Central Avenue, Suite 1200
                                                     Phoenix, Arizona 85004-4408


                                                                   Administrator
                                                             Pilgrim Group, Inc.
                                             40 North Central Avenue, Suite 1200
                                                     Phoenix, Arizona 85004-4408


                                                                  Transfer Agent
                                                               DST Systems, Inc.
                                                                 P.O. Box 419368
                                                Kansas City, Missouri 64141-6368


                                                                       Custodian
                                                     State Street Bank and Trust
                                                                1 Heritage Place
                                                          North Quincy, MA 02171


                                                                   Legal Counsel
                                                          Dechert Price & Rhoads
                                                           1775 Eye Street, N.W.
                                                          Washington, D.C. 20006


Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling Pilgrim Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                                  OPPSEMI063000